Income Tax Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Federal income tax benefit (expense) at the statutory rate of 35%	$ 389	$ (155)	$ (118)
State income taxes, net of federal benefit	(6)	(4)	(3)
Alternative minimum taxes	0	0	29
Credits and incentives	10	27	2
Adjustments to valuation allowances	(2,207)	1,499	73
Medicare subsidies	0	0	6
Foreign Operations	(17)	(19)	(11)
Adjustments to uncertain tax positions	11	42	5
Subpart F Income	0	(1)	(17)
Noncontrolling Interest adjustment	17	19	16
Other	23	9	(5)
Income tax benefit (expense)	$ (1,780)	$ 1,417	$ (23)